Subsequent Event (Details Narrative) 9M - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument, Converted Amount		$ 109,144	$ 454,077	$ 602,374	$ 499,686
Debt Instrument, Interest Accrued, Converted Amount		$ 9,584
Common Stock, shares issued					14,690
Debt Conversion #118
Date of Issuance	Jan. 10, 2017
Debt Instrument, Converted Amount	$ 6,000
Debt Instrument, Interest Accrued, Converted Amount	$ 301
Common Stock, shares issued	126,023,000
Convertible Prom Note #38
Date of Agreement	Jan. 05, 2017
Convertible Note	$ 335,000
Interest Rate	10.00%
Due Date	Oct. 05, 2017